Average Annual Total Returns{- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 30%	Fidelity Asset Manager 30% Return Before Taxes Past 1 year	Fidelity Asset Manager 30% Return Before Taxes Past 5 years	Fidelity Asset Manager 30% Return Before Taxes Past 10 years	Fidelity Asset Manager 30% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 30% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 30% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 30% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 30% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 30% After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0593 Past 1 year	F0593 Past 5 years	F0593 Past 10 years
Total	13.51%	4.88%	5.81%	12.31%	3.78%	4.68%	8.28%	3.40%	4.23%	8.72%	3.05%	3.75%	13.08%	4.80%	5.49%